BROKERAGE COMMISSION AND HANDLING CHARGE INCOME - Disaggregation - Major types of products (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 10,572,744	$ 1,358,388	$ 6,044,746	$ 3,944,779
Securities and options brokerage
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	9,862,027		5,602,144	3,618,681
Futures brokerage
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	505,737		392,030	295,547
IPO brokerage
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	166,007		22,014	12,364
Others
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 38,973		$ 28,558	$ 18,187